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APPENDIX I
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 241-2

 Read instructions at end of Form before preparing Form. Please print or type.

         -----------------------------------------------------------------------
1.       Name and address of issuer: Diversified Investors Variable Funds
                                        4 Manhattanville Road
                                        Purchase, New York 10577


         -----------------------------------------------------------------------
2.       The name of each series or class of securities for which this Form is filed. (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
         classes):                                                         [ X ]


         -----------------------------------------------------------------------
3.       Investment Company Act File Number:  811-8264


         Securities Act File Number: 33-73734


         -----------------------------------------------------------------------
4(a).    Last day of fiscal year for which this Form is filed:

                                  December 31, 1999
         -----------------------------------------------------------------------
4(b).[ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

         Note: If the Form is being filed late, interest must be paid on the registration fee due.


         -----------------------------------------------------------------------
4(c).[ ] Check box if this is the last time the issuer will be filing this Form.


         -----------------------------------------------------------------------

         ----------------------------------------------------------------------
5.       Calculation of registration fee:

         (i)     Aggregate sale price of
                 securities sold during the
                 fiscal year pursuant to
                 section 24(f):                                   $533,597,936
                                                                   -----------
         (ii)    Aggregate price of securities
                 redeemed or repurchased during
                 the fiscal year:                      $482,284,563
                                                        -----------
         (iii)   Aggregate price of securities
                 redeemed or repurchased during any
                 prior fiscal year ending no earlier
                 than October 11, 1995 that were not
                 previously used to reduce registration
                 fees payable to the Commission:       $
                                                        -----------
         (iv)    Total available redemption credits
                 [add Items 5(ii) and 5(iii)]:                      $482,284,563
                                                                     -----------
         (v)     Net sales -- if Item 5(i) is greater
                 than Item 5(iv) [subtract Item 5(iv)
                 from Item 5(i)]:                                    $51,313,373
                                                                      ----------
         -----------------------------------------------------------
         (vi)    Redemption credits available for use   $(         )
                 in future years -- if Item 5(i) is       ---------
                 less than Item 5(iv) [subtract Item
                 5(iv) from Item 5(i)]:

         -----------------------------------------------------------
         (vii)   Multiplier for determining registration
                 fee.  (See Instruction C.9):                       x  0.000264
                                                                      ---------
         (viii)  Registration fee due [multiply Item
                 5(v) by Item 5(vii)] (enter "0" if no
                 fee is due):                                       =$13,546.73
                                                                      =========
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6.       Prepaid Shares

         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: _________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:__________.

         -----------------------------------------------------------------------
7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                    +$   0
                                                                      ---------
          ----------------------------------------------------------------------
8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                    =$13,546.73
                                                                      ---------
          ----------------------------------------------------------------------
9. Date of registration fee and any interest payment was sent to the Commission's lockbox depository: 03/17/2000

              Method of Delivery:

                               [ X ]   Wire Transfer
                               [   ]   Mail or other means

          ----------------------------------------------------------------------

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*  Robert F. Colby
                           -----------------------------------------
                           Vice President
                           -----------------------------------------

Date March 17, 2000
    ----------------------

  *Please print the name and title of the signing officer below the signature.

24F FEES
DIVERSIFIED INVESTORS VARIABLE FUNDS
FOR THE PERIOD ENDED DECEMBER 31, 1999

                                         HIGH     INTERMEDIATE
                            MONEY       QUALITY    GOVERNMENT    CORE BOND                     EQUITY        EQUITY    GROWTH &
DIVF                        MARKET        BOND        BOND          FUND        BALANCED       INCOME        VALUE      INCOME
                          --------------------------------------------------------------------------------------------------------
Proceeds from issuance
  of units ..............  91,159,666   3,730,160    9,003,259    16,610,956    27,082,105    61,616,636   10,804,500   78,059,129
Assumptions .............           0           0            0             0             0             0            0            0
                          --------------------------------------------------------------------------------------------------------
Net Sales................  91,159,666   3,730,160    9,003,259    16,610,956    27,082,105    61,616,636   10,804,500   78,059,129
                          --------------------------------------------------------------------------------------------------------
Value of units redeemed..  85,396,713   1,529,656   10,873,227    13,342,532    37,306,760   100,088,878    5,524,076   52,760,308
                          --------------------------------------------------------------------------------------------------------
Net Change ..............   5,762,953   2,200,504   (1,869,968)    3,268,424   (10,224,655)  (38,472,242)   5,280,424   25,298,821
                          --------------------------------------------------------------------------------------------------------
Per Fund.................    1,602.10      611.74      (519.85)       908.62     (2,842.45)   (10,695.28)    1,467.96     7,033.07




                            EQUITY      SPECIAL    AGGRESSIVE    HIGH YIELD    INTERNATIONAL
DIVF                        GROWTH      EQUITY       EQUITY         BOND          EQUITY        CALVERT       TOTAL
                          ---------------------------------------------------------------------------------------------
Proceeds from issuance
  of units .............. 100,808,929   27,778,303  43,125,199     1,822,097    50,285,866    11,711,131    533,597,936
Assumptions .............           0            0           0             0             0             0              0
                          ---------------------------------------------------------------------------------------------
Net Sales................ 100,808,929   27,778,303  43,125,199     1,822,097    50,285,866    11,711,131    533,597,936
                          ---------------------------------------------------------------------------------------------
Value of units redeemed..  76,360,502   33,124,221  18,117,809       470,994    37,561,344     9,827,543    482,284,563
                          ---------------------------------------------------------------------------------------------
Net Change...............  24,448,427   (5,345,918) 25,007,390     1,351,103    12,724,522     1,883,588     51,313,373
                          ---------------------------------------------------------------------------------------------
Per Fund.................    6,796.66    (1,486.17)   6,952.05        375.61      3,537.42        523.64      14,265.12


Calculation of Fee:
Total change ............ $51,313,373
PER SEC.000264 .......... $ 13,546.73
                          ===========
